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        SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                    WARBURG PINCUS INSTITUTIONAL FUND, INC.
                         INTERNATIONAL EQUITY PORTFOLIO
                             JAPAN GROWTH PORTFOLIO
                           (Dated February 22, 1999)

                    WARBURG PINCUS INTERNATIONAL EQUITY FUND
                           (Dated February 22, 1999)

                        WARBURG PINCUS JAPAN GROWTH FUND
                           (Dated February 22, 1999)

                    WARBURG PINCUS JAPAN SMALL COMPANY FUND
                           (Dated February 22, 1999)

                              WARBURG PINCUS TRUST
                         INTERNATIONAL EQUITY PORTFOLIO
                             (Dated April 30, 1998)

The following information supplements certain information in the prospectus and statement of additional information of each Warburg Pincus Fund/Portfolio listed above in the section entitled "Meet the Manager(s)" (In the section entitled "Management of the Portfolios -- Portfolio Managers" for Warburg Pincus Trust):

 WARBURG PINCUS JAPAN GROWTH FUND, WARBURG PINCUS JAPAN SMALL COMPANY FUND AND
        THE JAPAN GROWTH PORTFOLIO OF WARBURG PINCUS INSTITUTIONAL FUND

Todd Jacobson, CFA, serves as Associate Portfolio Manager of the fund(s), along with Portfolio Manager P. Nicholas Edwards. Mr. Jacobson joined Warburg in 1997. Previously, Mr. Jacobson was an analyst at Brown Brothers Harriman from 1993 to 1997.

WARBURG PINCUS INTERNATIONAL EQUITY FUND AND THE INTERNATIONAL EQUITY PORTFOLIO
     OF EACH OF WARBURG PINCUS INSTITUTIONAL FUND AND WARBURG PINCUS TRUST

Todd Jacobson, CFA, serves as Associate Portfolio Manager of the fund, along with Co-Portfolio Managers P. Nicholas Edwards, Harold W. Ehrlich, Richard H. King, Harold E. Sharon and Vincent J. McBride and for the Trust Associate Portfolio Manager Nancy Nierman. Mr. Jacobson joined Warburg in 1997. Previously, Mr. Jacobson was an analyst at Brown Brothers Harriman from 1993 to 1997.

                                              Dated: March 17, 1999  16-0399 for
                                                                   WPINI
                                                                   WPISF
                                                                   ADIEQ
                                                                   WPJPN
                                                                   ADJPG
                                                                   TRIEQ
                                                                   TRIPX
                                                                   TRIUS
                                                                   TRIPS
                                                                   TRGIP